Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Consolidation of subsidiaries [Abstract]
Disclosure of subsidiaries [text block]
4.    Consolidation of subsidiaries

As of December 31, 2024
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership - %	Level

Pagseguro Brazil	70,372,095	60,488,640	9,883,455	1,056,170	99.99	Direct
BS Holding	934,868	186	934,682	100,117	100.00	Direct
Pagseg Participações	2,394,423	870	2,393,553	279,427	99.99	Direct
Pagseguro Holding	10,060	2,226	7,834	(7,059)	99.99	Direct
Pag Participações	457,670	22,793	434,877	26,249	99.99	Indirect
Paginvest Corretora	17,625	782	16,843	867	99.99	Indirect
Net+Phone	653,617	116,066	537,551	122,503	99.99	Indirect
PagSeguro Tecnologia	2,179,351	1,448,659	730,692	98,952	99.99	Indirect
BCPS	2,992	427	2,565	(385)	100.00	Indirect
BSEC	1,260,807	1,174,727	86,080	41,606	99.99	Indirect
Biva Serviços	472,218	9,305	462,913	17,308	99.99	Indirect
FIDC	6,589,019	1,630,197	4,958,822	4,187,880	100.00	Indirect
FIDM	19,088	834	18,254	2,812	100.00	Indirect
TILIX	54,734	1,532	53,202	3,914	99.99	Indirect
BancoSeguro	43,106,305	42,211,043	895,262	98,787	100.00	Indirect
Yamí	142,865	247	142,618	8,461	99.99	Indirect
CDS	230,198	5,267	224,931	14,818	99.99	Indirect
ZYGO	228,606	267	228,339	14,565	99.99	Indirect
MOIP	725,791	36,681	689,110	66,945	100.00	Indirect
Concil	346,202	3,033	343,169	29,526	100.00	Indirect
Netpos	7,443	2,539	4,904	2,775	100.00	Indirect
Pagseguro Chile	20,023	15,299	4,724	(1,994)	100.00	Indirect
Pagseguro Colombia	11,433	11,245	188	(352)	100.00	Indirect
PSGP México	2,320	4,183	(1,863)	(3,631)	100.00	Indirect
Pagseguro Peru	11,915	9,210	2,705	(1,082)	100.00	Indirect
4.    Consolidation of subsidiaries (Continued)

	As of December 31, 2023
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

Pagseguro Brazil	43,589,543	34,397,103	9,192,440	1,165,003	99.99	Direct
BS Holding	834,565	225	834,340	69,071	100.00	Direct
Pagseg Participações	2,114,250	871	2,113,379	83,101	99.99	Direct
Pagseguro Holding	4,369	2,351	2,018	(3,120)	99.99	Direct
Pag Participações	430,782	272,154	158,628	3,139	99.99	Indirect
Paginvest Corretora	16,252	276	15,976	964	99.99	Indirect
Net+Phone	536,583	121,535	415,048	72,634	99.99	Indirect
PagSeguro Tecnologia	1,123,363	891,623	231,740	2,990	99.99	Indirect
BCPS	2,247	44	2,203	217	99.99	Indirect
BSEC	1,514,756	1,469,978	44,778	30,334	99.99	Indirect
Biva Serviços	146,606	101,001	45,605	3,726	99.99	Indirect
FIDC	5,324,969	728,280	4,596,689	2,460,443	100.00	Indirect
TILIX	51,473	2,185	49,288	4,257	99.99	Indirect
BancoSeguro	30,858,054	30,061,363	796,691	67,656	100.00	Indirect
Yamí	135,126	100,968	34,158	193	99.99	Indirect
CDS	210,517	200,403	10,114	401	99.99	Indirect
ZYGO	215,856	152,082	63,774	3,282	99.99	Indirect
MOIP	666,847	544,695	122,152	(8,618)	100.00	Indirect
Concil	317,283	303,640	13,643	5,150	100.00	Indirect
Netpos	5,246	2,837	2,409	2,689	100.00	Indirect
Pagseguro Chile	7,807	8,092	(285)	(1,309)	100.00	Indirect
Pagseguro Colombia	5,585	5,122	463	(403)	100.00	Indirect
PSGP México	1,590	2,387	(797)	(1,003)	100.00	Indirect
Pagseguro Peru	2,967	1,330	1,637	(615)	100.00	Indirect